Annual Total Returns	12 Months Ended
Dec. 31, 2024
iShares Large Cap Core Active ETF | iShares Large Cap Core Active ETF
Prospectus [Line Items]
Annual Return [Percent]	17.20% [1]

[1]	The Fund’s year-to-date return as of September 30, 2025 was 23.77%.